Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Purchase Price Of The Fair Value Of The Assets Acquired And Liabilities Assumed

Purchase price	$291,292
Fair value of assets acquired (liabilities assumed):
Property, plant and equipment	$249,381
Other current assets	2,877
Goodwill	38,496
Other intangibles	3,898
Environmental liabilities	(375)
Other current liabilities	(2,985)
Total	$291,292

Pro Forma Consolidated Income Statement Information

	Year Ended December 31, 2010
	As Reported	Pro Forma Adjustments	Pro Forma
Revenues	$1,557,447	$36,483	$1,593,930
Net income	$311,580	$15,101	$326,681